PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited)
1
Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.8%
Australia : 3.7%
319,689
Aurizon Holdings Ltd.
$ 745,724
0.4
36,940
BHP Group Ltd. - Class DI
1,124,545
0.7
22,066
BlueScope Steel Ltd.
302,688
0.2
15,723  Fortescue Metals Group
Ltd.
258,186
0.1
42,983
Reece Ltd.
548,320
0.3
15,647
Rio Tinto Ltd.
1,284,705
0.7
151,329
South32 Ltd. - Class DI
304,165
0.2
376,671
Telstra Group Ltd.
951,793
0.6
94,789
Transurban Group
809,877
0.5
6,330,003
3.7
Belgium : 0.1%
1,885
Solvay SA
218,357
0.1
Brazil : 1.4%
112,900  Cia Siderurgica Nacional
SA
378,241
0.2
27,700
Telefonica Brasil SA
297,257
0.2
146,351
TIM SA/Brazil
513,502
0.3
11,200
Vale SA - Foreign
168,499
0.1
17,848  Wheaton Precious Metals
Corp.
872,703
0.5
5,758
Yara International ASA
195,342
0.1
2,425,544
1.4
Canada : 4.7%
3,854
Agnico Eagle Mines Ltd.
206,908
0.1
17,882
AltaGas Ltd.
363,715
0.2
23,660
Barrick Gold Corp.
415,678
0.3
2,946  Canadian National Railway
Co.
341,853
0.2
7,647  Canadian Pacific Kansas
City Ltd.
550,525
0.3
29,827  Canadian Utilities Ltd. -
Class A
668,220
0.4
21,122
Enbridge, Inc.
737,507
0.4
10,368
Franco-Nevada Corp.
1,161,228
0.7
26,536
(1)
Hydro One Ltd.
737,638
0.4
33,554
Kinross Gold Corp.
197,820
0.1
16,511
Quebecor, Inc. - Class B
366,370
0.2
15,152  Rogers Communications,
Inc. - Class B
652,442
0.4
7,892
TC Energy Corp.
295,976
0.2
7,088  Teck Resources Ltd. -
Class B
267,024
0.2
13,316
TELUS Corp.
238,264
0.2
10,129  West Fraser Timber Co.
Ltd.
734,660
0.4
7,935,828
4.7
Chile : 0.1%
25,954
Lundin Mining Corp.
179,791
0.1
China : 3.3%
835,000  AviChina Industry &
Technology Co. Ltd. - Class
H
378,388
0.2
192,400  Baoshan Iron & Steel Co.
Ltd. - Class A
167,796
0.1
711,400  BOE Technology Group Co.
Ltd. - Class A
385,927
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
296,100  CECEP Solar Energy Co.
Ltd. - Class A
$ 231,231
0.1
874,400  CECEP Wind-Power Corp.
- Class A
377,711
0.2
1,090,000  China Communications
Services Corp. Ltd. - Class
H
464,419
0.3
156,000  China Oilfield Services Ltd.
- Class H
167,633
0.1
590,000  China Railway Group Ltd. -
Class H
258,957
0.2
3,792,000
(1)
China Tower Corp. Ltd. -
Class H
393,103
0.2
289,000
Fosun International Ltd.
164,502
0.1
95,400  Hengdian Group DMEGC
Magnetics Co. Ltd. - Class
A
181,094
0.1
1,198,600  Shanghai Construction
Group Co. Ltd. - Class A
419,909
0.3
116,800
(2)
Sichuan New Energy Power
Co. Ltd. - Class A
190,944
0.1
156,400  Sichuan Road and Bridge
Group Co. Ltd. - Class A
169,131
0.1
109,500
Sinotruk Hong Kong Ltd.
227,151
0.1
25,700  Sunresin New Materials Co.
Ltd. - Class A
181,342
0.1
237,800  Western Mining Co. Ltd. -
Class A
428,074
0.3
214,600  Yutong Bus Co. Ltd. - Class
A
405,118
0.2
552,000  Zhejiang Expressway Co.
Ltd. - Class H
349,544
0.2
50,500  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
159,465
0.1
5,701,439
3.3
Denmark : 0.3%
351  AP Moller - Maersk A/S -
Class B
554,231
0.3
Finland : 0.1%
24,275
Metso Oyj
239,127
0.1
France : 3.3%
1,370
Aeroports de Paris
168,924
0.1
1,726
Air Liquide SA
327,214
0.2
1,332
Airbus SE
197,951
0.1
6,968
Arkema SA
709,042
0.4
26,087
Cie de Saint-Gobain
1,700,758
1.0
65,035
Getlink SE
1,188,388
0.7
11,595
Legrand SA
1,118,320
0.7
17,828
Orange SA
219,656
0.1
5,630,253
3.3
Germany : 4.2%
24,288
BASF SE
1,129,809
0.7
6,365
Brenntag SE
550,653
0.3
5,791
Daimler Truck Holding AG
188,067
0.1
41,575
Deutsche Telekom AG, Reg
996,476
0.6
28,752
Evonik Industries AG
537,676
0.3
12,014
GEA Group AG
442,040
0.3
9,639
Heidelberg Materials AG
786,824
0.5

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
13,251
Siemens AG, Reg
$ 2,225,926
1.3
1,940
Wacker Chemie AG
237,420
0.1
7,094,891
4.2
Hong Kong : 0.6%
11,200  Jardine Matheson Holdings
Ltd.
437,248
0.3
114,000
Power Assets Holdings Ltd.
594,707
0.3
1,031,955
0.6
India : 1.6%
17,947  Adani Ports & Special
Economic Zone Ltd.
177,912
0.1
34,869  CG Power & Industrial
Solutions Ltd.
188,027
0.1
29,607
JSW Steel Ltd.
284,968
0.2
30,881
Larsen & Toubro Ltd.
1,152,807
0.7
10,460
PI Industries Ltd.
472,980
0.3
104,884  Power Grid Corp. of India
Ltd.
263,054
0.1
173,357
Tata Steel Ltd.
266,408
0.1
2,806,156
1.6
Ireland : 0.6%
8,681
(2)
AerCap Holdings NV
592,218
0.3
11,132
Smurfit Kappa Group PLC
422,926
0.3
1,015,144
0.6
Italy : 0.3%
4,666
Prysmian SpA
179,984
0.1
45,768  Terna - Rete Elettrica
Nazionale
368,756
0.2
548,740
0.3
Japan : 8.4%
25,000
AGC, Inc.
908,275
0.5
85,100
Asahi Kasei Corp.
590,849
0.4
55,800
Central Japan Railway Co.
1,338,651
0.8
63,500  Chubu Electric Power Co.,
Inc.
784,507
0.5
3,900
Hirose Electric Co. Ltd.
436,841
0.3
4,500
Hitachi Ltd.
312,891
0.2
44,800
Japan Airlines Co. Ltd.
847,957
0.5
16,200
JFE Holdings, Inc.
239,293
0.1
3,100
Keyence Corp.
1,327,469
0.8
14,600
Lixil Corp.
178,519
0.1
10,100
MISUMI Group, Inc.
163,985
0.1
19,500  Murata Manufacturing Co.
Ltd.
378,928
0.2
16,400
NGK Insulators Ltd.
200,232
0.1
23,800  Nippon Paint Holdings Co.
Ltd.
177,417
0.1
17,300
Nitto Denko Corp.
1,229,435
0.7
38,200
Osaka Gas Co. Ltd.
744,455
0.4
21,600
Shimadzu Corp.
560,328
0.3
1,700
SMC Corp.
856,297
0.5
16,800
SoftBank Group Corp.
680,763
0.4
50,700
Sumitomo Corp.
1,062,994
0.6
13,000
Tokyo Gas Co. Ltd.
301,407
0.2
18,300
Toyota Tsusho Corp.
1,014,099
0.6
14,335,592
8.4
Luxembourg : 0.5%
31,462
ArcelorMittal SA
790,984
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Mexico : 0.6%
37,300
Grupo Mexico SAB de CV
$ 171,354
0.1
320,899  Operadora De Sites
Mexicanos SAB de CV -
Class 1
402,960
0.2
50,053  Promotora y Operadora de
Infraestructura SAB de CV
493,023
0.3
1,067,337
0.6
Netherlands : 0.2%
4,619
Akzo Nobel NV
355,557
0.2
Qatar : 0.3%
893,052  Mesaieed Petrochemical
Holding Co.
412,520
0.2
61,010
Ooredoo QPSC
172,423
0.1
584,943
0.3
Russia : —%
267,141
(3)
Alrosa PJSC
—
—
4,101,092
(3)
Inter RAO UES PJSC
—
—
124,960
(3)
Mobile TeleSystems PJSC
—
—
—
—
Saudi Arabia : 0.9%
56,454
Etihad Etisalat Co.
695,235
0.4
26,719  Sahara International
Petrochemical Co.
230,887
0.1
79,414
Saudi Electricity Co.
382,476
0.2
30,346
Saudi Telecom Co.
311,449
0.2
1,620,047
0.9
Singapore : 1.1%
61,600
(1)
BOC Aviation Ltd.
443,209
0.3
134,900
Keppel Corp. Ltd.
672,956
0.4
152,700
Sembcorp Industries Ltd.
586,915
0.3
56,400  Singapore Technologies
Engineering Ltd.
156,437
0.1
1,859,517
1.1
South Africa : 0.4%
16,767
Anglo American PLC
453,765
0.3
36,063  Impala Platinum Holdings
Ltd.
146,640
0.1
600,405
0.4
South Korea : 1.8%
17,291
GS Holdings Corp.
551,307
0.3
2,221
Hanwha Aerospace Co. Ltd.
217,216
0.1
7,264
(2)
HD Korea Shipbuilding &
Offshore Engineering Co.
Ltd.
626,948
0.4
575
LG Chem Ltd.
222,447
0.1
966
LG Innotek Co. Ltd.
177,755
0.1
798
POSCO Holdings, Inc.
298,010
0.2
8,422
Samsung C&T Corp.
776,557
0.5
5,556
(2)
SK Square Co. Ltd.
218,621
0.1
3,088,861
1.8
Spain : 2.7%
5,790
Acciona SA
817,238
0.5
7,048
(1)
Aena SME SA
1,212,085
0.7
15,705
(1)
Cellnex Telecom SA
599,591
0.3
57,690
Red Electrica Corp. SA
967,004
0.6
223,873
Telefonica SA
965,391
0.6
4,561,309
2.7

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden : 2.0%
4,157
Holmen AB - Class B
$ 174,225
0.1
24,547
Husqvarna AB - Class B
187,437
0.1
47,515
Sandvik AB
939,018
0.6
29,050
SKF AB - Class B
546,746
0.3
65,151
Volvo AB - Class B
1,510,956
0.9
3,358,382
2.0
Switzerland : 2.1%
20,469
ABB Ltd., Reg
814,023
0.5
214
Givaudan SA, Reg
800,876
0.4
16,059
Holcim AG
1,181,296
0.7
3,193
Sika AG, Reg
867,695
0.5
3,663,890
2.1
Taiwan : 1.6%
580,000
AUO Corp.
304,378
0.2
209,000
China Steel Corp.
175,042
0.1
79,000
Delta Electronics, Inc.
799,031
0.5
176,000
Eva Airways Corp.
176,348
0.1
328,000  Hon Hai Precision Industry
Co. Ltd.
1,065,370
0.6
600,000
Innolux Corp.
242,433
0.1
2,762,602
1.6
Thailand : 0.3%
291,200
Indorama Ventures PCL
202,844
0.1
208,600
PTT Global Chemical PCL
228,782
0.2
431,626
0.3
Turkey : 0.3%
40,138
KOC Holding AS
196,428
0.1
123,106
(2)
Turkcell Iletisim Hizmetleri
AS
246,636
0.2
443,064
0.3
United Kingdom : 3.6%
98,906
BAE Systems PLC
1,312,219
0.8
16,040
Bunzl PLC
608,905
0.4
290,382
Centrica PLC
547,234
0.3
61,985
CNH Industrial NV
658,893
0.4
11,933
DCC PLC
806,719
0.5
18,548
Halma PLC
500,567
0.3
25,735
Smiths Group PLC
536,955
0.3
14,333
United Utilities Group PLC
197,507
0.1
1,027,030
Vodafone Group PLC
923,474
0.5
6,092,473
3.6
United States : 47.6%
6,576
3M Co.
651,484
0.4
15,087
AECOM
1,340,631
0.8
29,452
AES Corp.
506,869
0.3
675  Air Products and
Chemicals, Inc.
182,621
0.1
2,657
Allegion PLC
281,881
0.2
15,419
AMERCO
834,939
0.5
15,402  American Electric Power
Co., Inc.
1,225,229
0.7
10,179
AMETEK, Inc.
1,580,086
0.9
3,409
(2)
Arista Networks, Inc.
748,991
0.4
94,924
AT&T, Inc.
1,572,891
0.9
5,867
Atmos Energy Corp.
667,723
0.4
44,241
Baker Hughes Co.
1,493,134
0.9
6,818
(2)
Boeing Co.
1,579,253
0.9
2,374
(2)
Builders FirstSource, Inc.
318,377
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
16,565
Carrier Global Corp.
$ 860,717
0.5
4,312
Caterpillar, Inc.
1,081,105
0.6
9,411
CenterPoint Energy, Inc.
266,049
0.2
1,341
Cheniere Energy, Inc.
244,263
0.1
73,491
Cisco Systems, Inc.
3,555,495
2.1
9,421
(2)
Cleveland-Cliffs, Inc.
161,664
0.1
4,259
CRH PLC
267,252
0.2
16,260
CSX Corp.
525,198
0.3
2,271
Deere & Co.
827,575
0.5
9,046
Delta Air Lines, Inc.
334,069
0.2
5,965
Dover Corp.
842,019
0.5
23,522
Dow, Inc.
1,217,264
0.7
13,331
DTE Energy Co.
1,387,890
0.8
2,735
Duke Energy Corp.
252,386
0.1
10,296
Eastman Chemical Co.
863,114
0.5
2,652
Eaton Corp. PLC
603,834
0.4
3,091
Ecolab, Inc.
592,637
0.3
21,514
Edison International
1,441,223
0.8
18,302
Emerson Electric Co.
1,627,048
1.0
6,039
Entergy Corp.
612,415
0.4
22,822
Evergy, Inc.
1,164,835
0.7
7,169
Eversource Energy
425,910
0.3
3,372  Expeditors International of
Washington, Inc.
405,787
0.2
6,858
(2)
F5, Inc.
1,174,021
0.7
4,062
Fastenal Co.
243,598
0.1
2,385
FedEx Corp.
617,310
0.4
3,854
Ferguson PLC
660,344
0.4
20,761
Fortive Corp.
1,432,094
0.8
15,433  Fortune Brands
Innovations, Inc.
1,056,080
0.6
22,784
Freeport-McMoRan, Inc.
850,299
0.5
13,402
General Electric Co.
1,632,364
1.0
10,569
Graco, Inc.
853,764
0.5
31,983
Halliburton Co.
1,184,331
0.7
1,567
HEICO Corp.
268,004
0.2
3,282  Honeywell International,
Inc.
643,009
0.4
7,361
Ingersoll Rand, Inc.
525,796
0.3
14,700  Johnson Controls
International PLC
776,160
0.5
9,048
(2)
Keysight Technologies, Inc.
1,229,533
0.7
6,306
Linde PLC
2,609,234
1.5
688
Lockheed Martin Corp.
308,066
0.2
4,604
Newmont Corp.
185,035
0.1
12,335
NextEra Energy, Inc.
721,721
0.4
45,250
NiSource, Inc.
1,160,210
0.7
894
Nordson Corp.
210,394
0.1
4,955
Nucor Corp.
842,201
0.5
2,577  Old Dominion Freight Line,
Inc.
1,002,608
0.6
5,305
ONEOK, Inc.
365,249
0.2
11,755
Otis Worldwide Corp.
1,008,461
0.6
5,522
Owens Corning
748,673
0.4
4,024
Parker-Hannifin Corp.
1,743,116
1.0
18,400
Pentair PLC
1,187,536
0.7
53,838
(2)
PG&E Corp.
924,399
0.5
11,288
PPG Industries, Inc.
1,602,783
0.9

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
6,652  Raytheon Technologies
Corp.
$ 542,005
0.3
2,496  Reliance Steel & Aluminum
Co.
687,049
0.4
4,303
Rockwell Automation, Inc.
1,185,218
0.7
10,842
RPM International, Inc.
1,115,967
0.7
10,333
Schlumberger NV
537,729
0.3
4,143
Schneider Electric SE
762,527
0.4
11,658
Sealed Air Corp.
389,144
0.2
21,822
Sempra Energy
1,590,169
0.9
18,544  Sensata Technologies
Holding PLC
602,865
0.4
6,634
Sherwin-Williams Co.
1,849,559
1.1
2,082
Snap-on, Inc.
571,905
0.3
2,532
Steel Dynamics, Inc.
301,637
0.2
44,467
Tenaris SA
767,176
0.4
5,093
Textron, Inc.
390,429
0.2
2,279
T-Mobile US, Inc.
342,876
0.2
381
TransDigm Group, Inc.
366,854
0.2
14,626
(2)
Trimble, Inc.
678,646
0.4
16,658
(2)
Uber Technologies, Inc.
939,178
0.6
3,462
Union Pacific Corp.
779,885
0.5
8,833  United Parcel Service, Inc.
- Class B
1,339,171
0.8
1,315
United Rentals, Inc.
625,966
0.4
37,890  Verizon Communications,
Inc.
1,452,324
0.9
456
Watsco, Inc.
174,297
0.1
8,424  Westinghouse Air Brake
Technologies Corp.
981,901
0.6
1,095
WW Grainger, Inc.
860,878
0.5
17,013
Xcel Energy, Inc.
1,035,071
0.6
81,180,677
47.6
Zambia : 0.1%
15,586
First Quantum Minerals Ltd.
127,610
0.1
Total Common Stock
(Cost $154,105,170)
168,636,335
98.8
EXCHANGE-TRADED FUNDS : 1.6%
27,112
iShares MSCI ACWI ETF
2,657,518
1.6
Total Exchange-Traded
Funds
(Cost $2,459,172)
2,657,518
1.6
PREFERRED STOCK : 0.3%
Brazil : 0.3%
268,173  Cia Energetica de Minas
Gerais
602,049
0.3
Total Preferred Stock
(Cost $579,050)
602,049
0.3
Total Long-Term
Investments
(Cost $157,143,392)
171,895,902
100.7
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.4%
Mutual Funds : 0.4%
611,000
(4)
Morgan Stanley Institutional
Liquidity Funds -
Government Portfolio
(Institutional Share Class),
5.260%
(Cost $611,000) $ 611,000 0.4
Total Short-Term
Investments
(Cost $611,000)
$ 611,000
0.4
Total Investments in
Securities
(Cost $157,754,392) $ 172,506,902 101.1
Liabilities in Excess of
Other Assets (1,820,980) (1.1)
Net Assets $ 170,685,922 100.0
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Non-income producing security.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Rate shown is the 7-day yield as of November 30, 2023.
Industry Diversification
Percentage
of Net Assets
Electric Utilities 7.8%
Industrial Machinery & Supplies & Components 6.7
Specialty Chemicals 6.4
Industrial Conglomerates 5.8
Electrical Components & Equipment 5.1
Integrated Telecommunication Services 4.7
Trading Companies & Distributors 4.4
Building Products 4.0
Multi-Utilities 3.6
Aerospace & Defense 3.3
Communications Equipment 3.2
Construction Machinery & Heavy Transportation
Equipment 3.2
Steel 3.1
Electronic Equipment & Instruments 2.5
Rail Transportation 2.5
Wireless Telecommunication Services 2.4
Diversified Metals & Mining 2.4
Oil & Gas Equipment & Services 2.3
Construction & Engineering 2.2
Commodity Chemicals 1.9
Industrial Gases 1.8
Gold 1.8
Electronic Components 1.7
Highways & Railtracks 1.7
Multi-Sector Holdings 1.6
Air Freight & Logistics 1.4
Construction Materials 1.3
Gas Utilities 1.2
Cargo Ground Transportation 1.1
Agricultural & Farm Machinery 1.0

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Oil & Gas Storage & Transportation 1.0%
Airport Services 0.8
Passenger Airlines 0.8
Diversified Chemicals 0.8
Copper 0.7
Electronic Manufacturing Services 0.6
Integrated Telecommunication S 0.6
Passenger Ground Transportation 0.5
Paper & Plastic Packaging Products & Materials 0.5
Forest Products 0.4
Fertilizers & Agricultural Chemicals 0.4
Renewable Electricity 0.4
Marine Transportation 0.3
Independent Power Producers & Energy Traders 0.3
Water Utilities 0.1
Marine Ports & Services 0.1
Paper Products 0.1
Oil & Gas Drilling 0.1
Precious Metals & Minerals 0.1
Liabilities in Excess of Other Assets* (0.7)
Net Assets 100.0%
*      Includes short-term investments.

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
November 30,
2023
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 6,330,003 $ — $ 6,330,003
Belgium — 218,357 — 218,357
Brazil 2,230,202 195,342 — 2,425,544
Canada 7,935,828 — — 7,935,828
Chile 179,791 — — 179,791
China — 5,701,439 — 5,701,439
Denmark — 554,231 — 554,231
Finland — 239,127 — 239,127
France — 5,630,253 — 5,630,253
Germany — 7,094,891 — 7,094,891
Hong Kong 437,248 594,707 — 1,031,955
India 472,980 2,333,176 — 2,806,156
Ireland 592,218 422,926 — 1,015,144
Italy — 548,740 — 548,740
Japan — 14,335,592 — 14,335,592
Luxembourg — 790,984 — 790,984
Mexico 1,067,337 — — 1,067,337
Netherlands — 355,557 — 355,557
Qatar 172,423 412,520 — 584,943
Russia — — — —
Saudi Arabia 695,235 924,812 — 1,620,047
Singapore — 1,859,517 — 1,859,517
South Africa — 600,405 — 600,405
South Korea — 3,088,861 — 3,088,861
Spain — 4,561,309 — 4,561,309
Sweden — 3,358,382 — 3,358,382
Switzerland — 3,663,890 — 3,663,890
Taiwan — 2,762,602 — 2,762,602
Thailand — 431,626 — 431,626
Turkey 246,636 196,428 — 443,064
United Kingdom — 6,092,473 — 6,092,473
United States 79,650,974 1,529,703 — 81,180,677
Zambia 127,610 — — 127,610
Total Common Stock 93,808,482 74,827,853 — 168,636,335
Exchange-Traded Funds 2,657,518 — — 2,657,518
Preferred Stock 602,049 — — 602,049
Short-Term Investments 611,000 — — 611,000
Total Investments, at fair value $ 97,679,049 $ 74,827,853 $ — $ 172,506,902
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (914,928) $ — $ (914,928)
Total Liabilities $ — $ (914,928) $ — $ (914,928)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
At November 30, 2023, the following OTC written equity options were outstanding for Voya Infrastructure, Industrials and
Materials Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Industrial Select Sector
SPDR Fund
UBS AG Call 12/28/23 USD 107.050 224,194 USD 23,999,968 $ 288,964 $ (288,964)
iShares MSCI EAFE
ETF
UBS AG Call 12/14/23 USD 71.560 322,798 USD 23,377,031 344,425 (441,432)
iShares MSCI
Emerging Markets ETF
Citibank N.A. Call 12/14/23 USD 39.270 178,236 USD 7,051,016 128,793 (121,321)
Materials Select Sector
SPDR Fund
Citibank N.A. Call 12/28/23 USD 82.410 59,459 USD 4,900,016 63,211 (63,211)
$ 825,393 $ (914,928)
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 23,126,832
Gross Unrealized Depreciation (8,374,322)
Net Unrealized Appreciation $ 14,752,510